Leases - Scheduled Future Minimum Lease Payments Received (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Abstract]
2025	$ 125,340
2026	45,201
2027	17,188
2028	1,904
2029	0
Thereafter	0
Total	$ 189,633